UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Prime Fund

July 31, 2009

1.804883.105

MM-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
8/7/09	0.40% (e)	$ 33,000	$ 33,000
Certificates of Deposit - 47.1%

London Branch, Eurodollar, Foreign Banks - 18.0%
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	165,000	165,001
Credit Agricole SA
8/3/09 to 2/16/10	0.60 to 1.10	1,137,000	1,137,000
Credit Industriel et Commercial
8/18/09 to 10/19/09	0.53 to 0.74	442,000	442,000
Danske Bank AS
8/24/09 to 10/6/09	0.30 to 0.40	285,000	285,003
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	157,000	157,000
ING Bank NV
8/10/09 to 10/29/09	0.42 to 0.84	398,000	398,000
Intesa Sanpaolo SpA
1/15/10	0.65	23,000	23,000
Landesbank Hessen-Thuringen
9/2/09 to 11/23/09	0.65 to 0.70	380,000	380,000
National Australia Bank Ltd.
9/29/09 to 11/5/09	0.40 to 1.05	662,000	662,000
UniCredit SpA
8/10/09 to 9/9/09	0.70 to 0.71	673,000	673,000
			4,322,004
New York Branch, Yankee Dollar, Foreign Banks - 29.1%
Bank of Montreal
8/20/09	0.27	49,000	49,000
Bank of Nova Scotia
8/6/09 to 11/16/09	0.51 to 1.21 (e)	771,000	771,000
Bank Tokyo-Mitsubishi UFJ Ltd.
8/11/09 to 12/23/09	0.42 to 0.70	787,000	787,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA
9/16/09 to 1/25/10	0.50 to 1.08%	$ 793,000	$ 793,000
Commerzbank AG
8/13/09 to 11/2/09	0.50 to 0.85	298,000	298,000
Deutsche Bank AG
10/5/09	0.81 (e)	50,000	50,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	84,000	84,000
Fortis Banque SA
8/27/09 to 10/23/09	0.28 to 0.70	201,000	201,000
Intesa Sanpaolo SpA
11/20/09 to 1/6/10	0.59 to 0.72	209,000	209,000
Natexis Banques Populaires NY
8/19/09	0.98 (e)	49,000	49,000
Natixis New York Branch
9/22/09	0.66 (e)	118,000	118,000
Natixis SA
8/3/09 to 9/14/09	0.71 to 1.15 (e)	347,000	347,000
Rabobank Nederland
8/12/09 to 1/15/10	0.52 to 1.20	1,052,000	1,052,000
Royal Bank of Canada
8/19/09 to 1/12/10	0.90 to 1.20 (e)	394,000	394,000
Royal Bank of Scotland PLC
8/3/09 to 9/1/09	0.30 to 0.50	437,000	437,000
Societe Generale
8/5/09 to 10/27/09	0.60 to 1.03 (e)	400,000	400,000
Sumitomo Mitsui Banking Corp.
8/3/09 to 10/15/09	0.31 to 0.40	264,000	264,000
Svenska Handelsbanken AB
8/26/09	1.01 (e)	41,000	41,000
Toronto-Dominion Bank
9/10/09 to 4/16/10	0.50 to 1.60 (e)	622,000	622,000
			6,966,000
TOTAL CERTIFICATES OF DEPOSIT			11,288,004
Commercial Paper - 17.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Amsterdam Funding Corp.
8/17/09	0.26%	$ 72,140	$ 72,132
Atlantic Asset Securitization Corp.
8/19/09 to 9/1/09	0.25 to 0.26	170,550	170,523
Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/23/09	0.40	43,000	42,946
Bank of America Corp.
8/13/09	0.29	100,000	99,990
Caisse Nationale des Caisses d' Epargne et de Prevoyance
8/7/09 to 11/19/09	0.69 to 0.77	70,000	69,951
Commerzbank U.S. Finance, Inc.
8/13/09 to 10/23/09	0.53 to 0.85	51,000	50,955
Dakota Notes (Citibank Credit Card Issuance Trust)
9/8/09 to 10/22/09	0.53 to 0.65	475,939	475,444
DnB NOR Bank ASA
8/10/09 to 9/14/09	0.59 to 1.00	250,000	249,885
Emerald Notes (BA Credit Card Trust)
8/3/09 to 10/14/09	0.90 to 1.20	244,000	243,655
General Electric Capital Corp.
8/27/09	0.25	400,000	399,928
Intesa Funding LLC
9/8/09 to 1/15/10	0.62 to 1.00	150,000	149,772
Irish Republic
10/22/09	0.55	146,000	145,817
JPMorgan Chase Funding, Inc.
8/7/09	0.30	76,000	75,996
Kitty Hawk Funding Corp.
8/25/09	0.25	33,000	32,995
Landesbank Hessen-Thuringen
9/2/09 to 10/7/09	0.58 to 0.70	105,000	104,918
Market Street Funding LLC
8/20/09 to 9/18/09	0.27 to 0.30	264,000	263,947
Natexis Banques Populaires U.S. Finance Co. LLC
11/2/09	0.65	135,000	134,773
Nationwide Building Society
9/1/09 to 10/30/09	0.51 to 0.70	301,000	300,707
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Palisades Notes (Citibank Omni Master Trust)
8/3/09 to 8/6/09	0.90%	$ 215,000	$ 214,981
Pfizer, Inc.
4/20/10 to 4/28/10	0.60 to 0.65	58,000	57,730
Salisbury Receivables Co. LLC
8/4/09 to 9/1/09	0.25 to 0.28	211,000	210,971
Sanpaolo IMI U.S. Financial Co.
8/14/09 to 12/4/09	0.58 to 0.95	108,000	107,831
Societe Generale North America, Inc.
8/10/09	0.60	124,000	123,981
Toronto Dominion Holdings (USA)
9/30/09 to 3/8/10	0.50 to 1.65	205,000	204,569
UniCredito Italiano Bank (Ireland) PLC
8/10/09 to 8/17/09	0.71	78,000	77,981
Westpac Banking Corp.
9/11/09 to 12/9/09	0.50 to 0.67 (e)	197,000	196,922
TOTAL COMMERCIAL PAPER			4,279,300
U.S. Government and Government Agency Obligations - 4.6%

Other Government Related - 4.6%
Bank of America NA (FDIC Guaranteed)
8/5/09 to 9/14/09	0.66 to 0.97 (d)(e)	360,000	360,000
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
8/14/09 to 8/26/09	0.25 to 0.39 (c)	749,795	749,691
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,109,691
Federal Agencies - 11.2%

Fannie Mae - 1.7%
9/25/09 to 11/2/09	0.42 to 3.37 (e)	404,000	402,994
Federal Home Loan Bank - 6.6%
8/19/09 to 7/13/10	0.41 to 2.66 (e)	1,593,000	1,592,794
Freddie Mac - 2.9%
9/3/09 to 9/10/09	0.62 to 0.63 (e)	687,000	686,714
TOTAL FEDERAL AGENCIES			2,682,502
U.S. Treasury Obligations - 1.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 0.5%
3/11/10 to 6/10/10	0.54 to 0.71%	$ 125,000	$ 124,432
U.S. Treasury Notes - 1.1%
10/15/09	3.38	250,000	251,582
TOTAL U.S. TREASURY OBLIGATIONS			376,014
Bank Notes - 1.0%

Bank of America NA
8/14/09	0.28	250,000	250,000
Medium-Term Notes - 8.0%

Bank of America NA
10/5/09	0.80 (e)	200,000	200,000
Bank of Montreal
8/5/09	0.82 (b)(e)	85,000	85,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(e)	86,000	86,000
BNP Paribas SA
8/13/09	1.15 (e)	131,000	131,000
BP Capital Markets PLC
9/11/09	0.77 (e)	83,000	83,000
Commonwealth Bank of Australia
10/6/09	0.80 (b)(e)	178,000	178,000
General Electric Capital Corp.
8/7/09 to 8/31/09	0.36 to 0.77 (e)	189,000	189,000
Lloyds TSB Group PLC
8/7/09	1.29 (b)(e)	100,000	100,000
MetLife Insurance Co. of Connecticut
8/18/09	1.10 (e)(g)	5,000	5,000
Metropolitan Life Global Funding I
11/5/09	1.20 (b)(e)	38,000	38,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
National Australia Bank Ltd.
9/8/09	0.86% (b)(e)	$ 113,000	$ 113,000
New York Life Insurance Co.
8/31/09 to 9/30/09	1.72 to 1.75 (e)(g)	146,000	146,000
Nordea Bank AB
10/23/09	0.85 (e)	68,000	68,000
Procter & Gamble Co.
9/9/09	0.66 (e)	27,000	27,000
Royal Bank of Canada
8/17/09	0.71 (b)(e)	150,000	150,000
Societe Generale
9/4/09	1.06 (b)(e)	65,000	65,000
Westpac Banking Corp.
8/14/09 to 9/4/09	0.81 to 0.89 (b)(e)	247,000	246,997
TOTAL MEDIUM-TERM NOTES			1,910,997
Short-Term Notes - 0.2%

Metropolitan Life Insurance Co.
8/3/09 to 10/1/09	1.48 to 2.10 (e)(g)	45,000	45,000
Time Deposits - 1.0%

Banco Santander SA
8/14/09 to 9/25/09	0.50 to 0.87	231,000	231,000
Asset-Backed Securities - 0.2%

Bank America Auto Trust
7/15/10	0.67 (b)	39,400	39,400
Repurchase Agreements - 8.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.21% dated 7/31/09 due 8/3/09:
(Collateralized by U.S. Government Obligations) #	$ 410	$ 410
(Collateralized by U.S. Government Obligations) #	43,916	43,915
With:
Banc of America Securities LLC at:
0.37%, dated 7/31/09 due 8/3/09 (Collateralized by Corporate Obligations valued at $145,954,501, 1.16% - 7.9%, 7/26/10 - 11/15/18)	139,004	139,000
0.39%, dated 7/31/09 due 8/3/09 (Collateralized by Corporate Obligations valued at $75,602,457, 0% - 8.5%, 7/26/10 - 6/20/20)	72,002	72,000
Barclays Capital, Inc. at:
0.49%, dated 7/31/09 due 8/3/09:
(Collateralized by Corporate Obligations valued at $181,657,418, 5.45% - 9.75%, 1/15/10 - 12/15/65)	173,007	173,000
(Collateralized by Equity Securities valued at $70,402,903)	64,003	64,000
0.5%, dated 7/16/09 due 8/14/09 (Collateralized by Equity Securities valued at $62,715,707)	57,023	57,000
0.6%, dated 5/22/09 due 8/21/09 (Collateralized by U.S. Government Obligations valued at $9,191,170, 5.65% - 6%, 10/1/36 - 12/1/37)	9,014	9,000
Citigroup Global Markets, Inc. at 0.39%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations valued at $109,143,986, 5.3% - 6.79%, 5/23/12 - 4/28/28)	107,003	107,000
Credit Suisse Securities (USA) LLC at 0.44%, dated 7/31/09 due 8/3/09 (Collateralized by Equity Securities valued at $400,400,968)	364,013	364,000
Deutsche Bank Securities, Inc. at:
0.31%, dated 7/17/09 due 8/17/09 (Collateralized by Commercial Paper Obligations valued at $43,328,270, 10/1/09 - 10/5/09)	42,011	42,000
0.39%, dated 7/31/09 due 8/3/09 (Collateralized by Corporate Obligations valued at $230,322,016, 0.79% - 7.15%, 8/15/15 - 3/1/39)	220,007	220,000
0.49%, dated 7/31/09 due 8/3/09 (Collateralized by Equity Securities valued at $264,010,780)	240,010	240,000
0.55%, dated 7/1/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $19,634,487, 10/1/09 - 10/5/09)	19,027	19,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at: - continued
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $42,431,247, 8/18/09)	$ 41,067	$ 41,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $70,176,370, 8/18/09 - 10/1/09)	68,111	68,000
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $12,432,421, 8/12/09 - 8/17/09)	12,021	12,000
Merrill Lynch, Pierce, Fenner & Smith at 0.54%, dated 6/22/09 due 8/21/09 (Collateralized by Equity Securities valued at $86,954,800) (e)(f)	79,071	79,000
Morgan Stanley & Co. at:
0.39%, dated 7/31/09 due 8/3/09 (Collateralized by Corporate Obligations valued at $148,448,905, 1.21% - 9.5%, 8/10/09 - 8/26/36)	140,005	140,000
0.44%, dated 7/31/09 due 8/3/09 (Collateralized by Equity Securities valued at $52,801,956)	48,002	48,000
0.45%, dated 7/23/09 due 8/20/09 (Collateralized by Equity Securities valued at $41,805,752)	38,013	38,000
TOTAL REPURCHASE AGREEMENTS		1,976,325
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $24,221,233)		24,221,233
NET OTHER ASSETS - (1.0)%		(241,319)
NET ASSETS - 100%		$ 23,979,914
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,101,397,000 or 4.6% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $749,691,000, or 3.1% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $360,000,000 or 1.5% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $196,000,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
MetLife Insurance Co. of Connecticut 1.1%, 8/18/09	8/6/08	$ 5,000
Metropolitan Life Insurance Co.: 1.48%, 8/3/09	2/24/03	$ 10,000
2.1%, 10/1/09	3/26/02	$ 35,000
New York Life Insurance Co.: 1.72%, 8/31/09	5/8/09	$ 57,000
1.75%, 9/30/09	3/23/09	$ 89,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$410,000 due 8/03/09 at 0.21%
BNP Paribas Securities Corp.	$ 23
Banc of America Securities LLC	21
Bank of America, NA	55
Barclays Capital, Inc.	34
Citigroup Global Markets, Inc.	28
Credit Suisse Securities (USA) LLC	9
Deutsche Bank Securities, Inc.	28
Goldman, Sachs & Co.	32
Greenwich Capital Markets, Inc.	9
ING Financial Markets LLC	18
J.P. Morgan Securities, Inc.	74
Merrill Lynch Government Securities, Inc.	9
RBC Capital Markets Corp.	5
Societe Generale, New York Branch	18
UBS Securities LLC	42
Wachovia Capital Markets LLC	5
$ 410
$43,915,000 due 8/03/09 at 0.21%
Banc of America Securities LLC	$ 11,502
Barclays Capital, Inc.	11,502
UBS Securities LLC	20,911
$ 43,915
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $24,221,233,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2009

1.804884.105

DTE-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.4%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 12,250	$ 12,250
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.41%, VRDN (a)	19,000	19,000
		31,250
Arizona - 3.0%
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,877
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.32%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	11,500	11,500
Series 2008 C, 0.36%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	31,610	31,610
Series 2008 E, 1.29%, LOC Landesbank Baden-Wuert, VRDN (a)	14,600	14,600
(Catholic Healthcare West Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	11,000	11,000
Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (a)	26,400	26,400
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,391
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.29%, LOC Wachovia Bank NA, VRDN (a)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.33%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,400	4,400
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 0.71% (Liquidity Facility Bank of America NA) (a)(d)	3,750	3,750
Series EGL 06 0141, 0.39% (Liquidity Facility Citibank NA) (a)(d)	16,500	16,500
Series EGL 06 14 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(d)	11,200	11,200
Series EGL 07 0012, 0.39% (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3242, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,200	$ 4,200
Series ROC II R 10362, 0.39% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Series B, 0.5% 8/5/09, CP	7,681	7,681
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.1% tender 8/6/09, CP mode	5,060	5,060
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		222,019
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,900	4,900
California - 2.7%
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.92% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500	3,500
Series 2008 B3, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	5,400	5,400
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	91,486
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	27,400	27,724
2.5% 4/28/10	39,500	40,097
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.55%, LOC Societe Generale, VRDN (a)	3,100	3,100
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12020, 0.36% (Liquidity Facility Citibank NA) (a)(d)	30	30
San Joaquin County Trans. Auth. Sales Tax Rev. 0.4% 8/6/09, LOC Citibank NA, CP	19,500	19,500
		203,637
Colorado - 3.7%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 15,190	$ 15,190
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	9,860	9,860
Series BA 08 1090, 0.71% (Liquidity Facility Bank of America NA) (a)(d)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	37,865	37,865
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,465	24,465
0.41% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
Series 2004 B1, 0.41% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,200	3,200
Series 2004 B2, 0.36% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,200	9,200
(NCMC, Inc. Proj.) Series 2008 A, 0.35%, LOC Compass Bank, VRDN (a)	12,550	12,550
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.46% (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.46% (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.3%, VRDN (a)	67,750	67,750
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.37%, LOC Compass Bank, VRDN (a)	16,970	16,970
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.39%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.35%, LOC Wachovia Bank NA, VRDN (a)	7,400	7,400
		274,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.85% tender 8/5/09, CP mode	$ 3,000	$ 3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,697
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.37% (Liquidity Facility Citibank NA) (a)(d)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.37%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.28%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,628
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,849
		78,144
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.5%, VRDN (a)	3,500	3,500
Series 1999 A, 0.9%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	30,680	30,680
Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (a)	8,000	8,000
TRAN 2.5% 9/30/09	15,000	15,034
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.39%, LOC Wachovia Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.3%, LOC Bank of America NA, VRDN (a)	9,025	9,025
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.33%, LOC Wachovia Bank NA, VRDN (a)	13,325	13,325
Series 1998 A Tranche II, 0.33%, LOC Bank of America NA, VRDN (a)	15,475	15,475
Series 1998 A Tranche III, 0.33%, LOC Bank of America NA, VRDN (a)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (a)	1,450	1,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Phillips Collection Issue Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	$ 5,300	$ 5,300
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.4%, LOC Bank of America NA, VRDN (a)	25,960	25,960
(Georgetown Univ. Proj.):
Series 2007 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Series 2007 C2, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	6,925	6,925
		149,394
Florida - 9.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.35% tender 8/3/09, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,134
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.35%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Broward County School District TAN Series 2008, 3.5% 9/30/09	27,500	27,576
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Florida Board of Ed. Participating VRDN Series ROC II R 12079, 0.39% (Liquidity Facility Citibank NA) (a)(d)	15,215	15,215
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,815	10,815
Series EGL 07 0049, 0.39% (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Series MS 3059, 0.38% (Liquidity Facility Morgan Stanley) (a)(d)	5,615	5,615
Series Putters 3251, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,270	2,270
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,823
Participating VRDN:
Series EGL 07 87A, 0.46% (Liquidity Facility Citibank NA) (a)(d)	11,955	11,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev.: - continued
Participating VRDN:
Series Putters 2539, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,115	$ 7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.39% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.33%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.33%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,445	9,445
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,446
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,750	12,750
Gainesville Utils. Sys. Rev. Series 2008 B, 0.35% (Liquidity Facility Bank of New York, New York), VRDN (a)	5,365	5,365
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (a)	5,700	5,749
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.32%, VRDN (a)	35,100	35,100
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	6,735	6,735
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.45% tender 10/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.35%, LOC Wachovia Bank NA, VRDN (a)	6,000	6,000
Series 2007 B, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	5,825	5,825
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.4% tender 8/6/09, CP mode	16,700	16,700
Series 1994, 0.35% tender 8/14/09, CP mode	6,000	6,000
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 C, 6.05% 10/1/09	4,000	4,031
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.4%, LOC Bank of America NA, VRDN (a)	3,105	3,105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	$ 86,500	$ 86,841
North Broward Hosp. District Rev. Series 2005 A, 0.34%, LOC Wachovia Bank NA, VRDN (a)	8,300	8,300
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.42%, LOC Bank of America NA, VRDN (a)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.35%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.3% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.38% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,500	14,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.56%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.35%, LOC Commerce Bank NA, VRDN (a)	13,400	13,400
(Planned Parenthood Proj.) Series 2002, 0.56%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.34%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Palm Beach County School District:
RAN 0.85% 3/10/10	26,935	26,940
TAN Series 2008, 3.75% 9/23/09	61,700	61,846
0.38% 8/5/09, LOC Bank of America NA, CP	39,100	39,100
Panama City Beach Participating VRDN Series Solar 2006 129, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,010	9,010
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.34%, LOC Wachovia Bank NA, VRDN (a)	8,875	8,875
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.34%, LOC Wachovia Bank NA, VRDN (a)	11,690	11,690
Series 2005 A2, 0.34%, LOC Wachovia Bank NA, VRDN (a)	6,500	6,500
Series 2005 B2, 0.54%, LOC Wachovia Bank NA, VRDN (a)	9,515	9,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Petersburg Health Facilities Auth. Rev.: - continued
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,300	$ 3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	14,525	14,525
Series Putters 2473, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,035	1,035
Series Putters 3290, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Volusia County School District TAN Series 2008, 3% 9/9/09	15,000	15,022
		735,053
Georgia - 3.3%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.34%, LOC Wachovia Bank NA, VRDN (a)	10,900	10,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 0.37% 8/5/09, CP	23,000	23,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.3%, LOC Fannie Mae, VRDN (a)	11,450	11,450
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,733
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.4%, LOC Bank of America NA, VRDN (a)	8,600	8,600
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.35%, LOC Bank of Scotland PLC, VRDN (a)	7,400	7,400
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	16,000	16,000
Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	16,300	16,300
Series 2008 F, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	16,800	16,800
Series 2008 G, 1%, LOC Bayerische Landesbank, VRDN (a)	13,700	13,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 H, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 25,500	$ 25,500
Georgia Gen. Oblig.:
Bonds Series 1999 B, 5.75% 8/1/09	5,000	5,000
Participating VRDN Series Clipper 07 53, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,517
Series E, 3% 12/16/09	6,700	6,725
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 1.1%, LOC Bayerische Landesbank, VRDN (a)	23,000	23,000
BAN:
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,926
Series A, 1.25% 5/7/10	9,800	9,830
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (a)	3,800	3,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
Series 2009 B, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,300	4,300
		244,876
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.42%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.46% (Liquidity Facility Citibank NA) (a)(d)	6,695	6,695
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3395, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
		19,695
Illinois - 5.7%
Chicago Board of Ed. Series 2009 A1, 0.35%, LOC Harris NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (a)	$ 6,200	$ 6,200
Participating VRDN:
Series ROC II R 11270, 0.44% (Liquidity Facility Citibank NA) (a)(d)	20,665	20,665
Series Solar 06 38, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.38%, LOC Harris NA, VRDN (a)	4,000	4,000
Series 2008 C3, 0.38%, LOC Northern Trust Co., Chicago, VRDN (a)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.42%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	20,000	20,000
Series 2004 A2, 0.42%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,000	5,000
Series 2004 A3, 0.42%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,021
DuPage County Rev. (Morton Arboretum Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.38%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	7,010	7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	6,100	6,100
(Elmhurst College Proj.) Series 2003, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
0.35% 10/15/09, LOC Northern Trust Co., Chicago, CP	3,850	3,850
0.35% 10/15/09, LOC Northern Trust Co., Chicago, CP	21,526	21,526
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.36% (Liquidity Facility Bank of America NA) (a)(d)	4,165	4,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 118, Class A, 0.39% (Liquidity Facility Citibank NA) (a)(d)	$ 9,450	$ 9,450
Series Putters 3288Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,175	7,175
(Chicago Symphony Orchestra Proj.) Series 2008, 1%, LOC RBS Citizens NA, VRDN (a)	15,015	15,015
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	7,300	7,300
Series 2008 D, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	19,500	19,500
Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	24,580	24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.42%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.35%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 2009 B2, 0.38%, LOC Northern Trust Co., Chicago, VRDN (a)	3,800	3,800
(The Carle Foundation Proj.):
Series 2009 C, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	1,800	1,800
Series 2009 D, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	6,875	6,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) Series 2003, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,390	$ 4,390
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.42%, LOC Bank of America NA, VRDN (a)	6,475	6,475
Series 2003 B, 0.42%, LOC Bank of America NA, VRDN (a)	22,545	22,545
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.62%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Univ. of Illinois Rev.:
Participating VRDN Series EGL 06 124, 0.44% (Liquidity Facility Citibank NA) (a)(d)	18,600	18,600
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.48%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000	1,000
(UIC South Campus Dev. Proj.) Series 2008, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		420,857
Indiana - 1.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.38%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	8,825	8,825
(Hanover College Proj.) Series 2004 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	2,335	2,335
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.32%, LOC Bank of New York, New York, VRDN (a)	5,250	5,250
Series 2008 J, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.32%, VRDN (a)	$ 9,800	$ 9,800
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)	21,525	21,525
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,205	3,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.4%, LOC Bank of America NA, VRDN (a)	10,045	10,045
Series 2006, 0.4%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		136,565
Iowa - 0.4%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	6,430	6,430
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,035	4,035
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,560	2,560
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.32%, VRDN (a)	17,000	17,000
		30,025
Kansas - 0.8%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	23,160	23,160
Wichita Gen. Oblig. BAN Series 226, 0.8% 11/19/09	37,375	37,375
		60,535
Kentucky - 0.2%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	18,210	18,210
Louisiana - 2.2%
Louisiana Gas & Fuel Tax Rev.:
Participating VRDN:
Series EGL 06 0137, 0.46% (Liquidity Facility Citibank NA) (a)(d)	11,550	11,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev.: - continued
Participating VRDN:
Series EGL 06 30, 0.46% (Liquidity Facility Citibank NA) (a)(d)	$ 20,000	$ 20,000
Series ROC II R 10404, 0.46% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Series 2009 A1, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	20,000	20,000
Louisiana Gen. Oblig. Series 2008 A, 0.28%, LOC BNP Paribas SA, VRDN (a)	37,500	37,500
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2008 D2, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,250	5,250
		165,575
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,975	7,975
Maryland - 3.0%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,785	13,785
Baltimore County Gen. Oblig. Series 2002 D, 0.55% 9/3/09 (Liquidity Facility BNP Paribas SA), CP	25,900	25,900
Howard County Gen. Oblig. 0.4% 9/8/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,025	11,025
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,840	3,840
(Adventist Healthcare Proj.) Series 2005 A, 0.35%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.41%, LOC Bank of America NA, VRDN (a)	$ 6,115	$ 6,115
Series 2007 C, 0.37%, LOC Bank of America NA, VRDN (a)	45,215	45,215
Series 2007 D, 0.34%, LOC Wachovia Bank NA, VRDN (a)	8,700	8,700
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 2.25%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 C, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.37%, LOC Bank of America NA, VRDN (a)	18,750	18,750
Series F, 0.3% 8/17/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,570	10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (a)	2,730	2,730
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.29%, LOC Fannie Mae, VRDN (a)	6,290	6,290
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.35%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		226,055
Massachusetts - 1.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,070	12,070
Massachusetts Gen. Oblig.:
Series 2001 B, 0.37% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,200	12,200
Series 2006 A, 0.47% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	26,630	26,630
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10416, 0.38% (Liquidity Facility Citibank NA) (a)(d)	7,750	7,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Pool Ln. Prog.) Series 2007 M3D, 2.3%, LOC RBS Citizens NA, VRDN (a)	$ 5,600	$ 5,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series EGL 07 0031, 0.45% (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
Series A, 0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999, 0.23% 8/13/09, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
Series 2008 C, 0.8% (Liquidity Facility Bayerische Landesbank), VRDN (a)	2,615	2,615
		100,665
Michigan - 2.6%
Eastern Michigan Univ. Revs. Series 2009 B, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	5,795	5,795
Grand Valley Michigan State Univ. Rev.:
Series 2005, 2.5%, LOC RBS Citizens NA, VRDN (a)	10,045	10,045
Series 2008 B, 2.25%, LOC RBS Citizens NA, VRDN (a)	7,140	7,140
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,800	7,800
Series 5, 0.4% 8/6/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.25%, VRDN (a)	11,500	11,500
Series 2008 B4, 0.25%, VRDN (a)	8,600	8,600
(Henry Ford Health Sys. Proj.):
Series 2006 C, 1.72%, LOC RBS Citizens NA, VRDN (a)	8,500	8,500
Series 2007, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	31,400	31,400
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.51%, LOC Banco Santander SA, VRDN (a)	6,300	6,300
Michigan Muni. Bond Auth. Rev. Participating VRDN Series Putters 3263, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	825	825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan State Univ. Revs. 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 15,000	$ 15,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.41%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		190,065
Minnesota - 1.7%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.38%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Series 2008 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,300	2,300
Series 2008 E, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	22,500	22,500
Minnesota Gen. Oblig.:
Bonds:
Series 2008 C, 5% 8/1/09	4,965	4,965
5% 8/1/09	14,000	14,000
5% 11/1/09	5,000	5,049
Participating VRDN Series Putters 3265, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,990	3,990
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.39%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2008 A2, 0.36%, LOC Wells Fargo Bank NA, VRDN (a)	40,000	40,000
Series 2008 A3, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	5,910	5,910
Rochester Health Care Facilities Rev. Series 2008 C, 0.8% 8/13/09, CP	10,000	10,000
		127,064
Mississippi - 0.9%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (a)	32,000	32,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig.: - continued
(Harrison County Proj.) Series 2008 A2, 0.4%, LOC Bank of America NA, VRDN (a)	$ 13,525	$ 13,525
Mississippi Gen. Oblig. 0.54% (Liquidity Facility Bank of America NA), VRDN (a)	24,900	24,900
		70,425
Missouri - 0.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,650	2,650
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,140
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	18,800	18,800
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,775	2,775
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.3% tender 8/3/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.32%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
		53,965
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.38% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	11,090	11,090
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,019
Participating VRDN Series BBT 2060, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	23,090	23,090
		35,199
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2008 D2, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D3, 1%, LOC Bayerische Landesbank, VRDN (a)	$ 39,115	$ 39,115
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.39% (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series 2008 A:
0.35% 10/7/09, LOC BNP Paribas SA, CP	3,600	3,600
0.43% 9/10/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
0.65% 8/6/09, LOC BNP Paribas SA, CP	5,000	5,000
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.45% 8/27/09, LOC Bank of Nova Scotia, New York Agcy., LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,878
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
Series 2009 B, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	5,970	5,970
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.35% (Liquidity Facility Societe Generale) (a)(d)	24,755	24,755
		158,358
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.35%, LOC Bank of America NA, VRDN (a)	7,150	7,150
(New Hampshire Institute of Art Proj.) Series 2009, 2.25%, LOC RBS Citizens NA, VRDN (a)	9,000	9,000
		16,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 8,240	$ 8,240
Series 2008 V5, 0.4%, LOC Wachovia Bank NA, VRDN (a)	17,800	17,800
		26,040
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (a)	8,900	8,900
New Mexico - 0.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.35%, LOC Barclays Bank PLC, VRDN (a)	6,060	6,060
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Series 2008 B1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	22,400	22,400
		34,660
New York - 7.1%
Hempstead Town Gen. Oblig. Bonds Series 2009 A, 2% 8/15/09	7,175	7,179
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,775	1,775
New York City Gen. Oblig.:
Bonds Series 2008 J1, 4% 8/1/09	5,765	5,765
Series 2003 C3, 0.31%, LOC BNP Paribas SA, VRDN (a)	8,050	8,050
Series 2003 C5, 0.27%, LOC Bank of New York, New York, VRDN (a)	5,150	5,150
Series 2004 A3, 0.23%, LOC BNP Paribas SA, VRDN (a)	26,090	26,090
Series 2008 J10, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (a)	41,020	41,020
Series 2009 B3, 0.26% (Liquidity Facility TD Banknorth, NA), VRDN (a)	28,240	28,240
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.31%, LOC TD Banknorth, NA, VRDN (a)	10,870	10,870
Series 2008 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	9,300	9,300
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 1.5%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.27%, LOC Fannie Mae, VRDN (a)	$ 16,000	$ 16,000
(Queenswood Apts. Proj.) Series 2001 A, 0.28%, LOC Freddie Mac, VRDN (a)	3,165	3,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.38% (Liquidity Facility Citibank NA) (a)(d)	6,105	6,105
Series 2001 F1, 0.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,510	7,510
Series 2005 AA2, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	18,900	18,900
Series 2008 B4, 0.26% (Liquidity Facility BNP Paribas SA), VRDN (a)	37,525	37,525
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12106, 0.38% (Liquidity Facility Citibank NA) (a)(d)	4,585	4,585
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,877
Participating VRDN Series EGL 06 47 Class A, 0.38% (Liquidity Facility Citibank NA) (a)(d)	13,500	13,500
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	31,800	31,800
(Rockefeller Univ. Proj.) Series 2009 B, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	9,500	9,500
New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.25%, LOC Fannie Mae, VRDN (a)	15,000	15,000
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	21,000	21,140
Series A, 0.35% 8/12/09, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.5% 8/12/09, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Urban Dev. Corp. Rev.:
Bonds Series 2009 A1, 2% 12/15/09	18,295	18,386
Series 2008 A1, 0.23%, LOC Wachovia Bank NA, VRDN (a)	20,000	20,000
Suffolk County Gen. Oblig. TAN Series 2009 I, 2% 8/13/09	75,000	75,030
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
		525,062
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 4.0%
Board of Governors of the Univ. of North Carolina Series D, 0.32% 10/8/09, CP	$ 6,650	$ 6,650
Charlotte Gen. Oblig. Series 2007, 0.4% (Liquidity Facility KBC Bank NV), VRDN (a)	4,800	4,800
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,160	6,160
Series 2002 B, 0.34% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,250	1,250
Series 2006 B, 0.34% (Liquidity Facility Wachovia Bank NA), VRDN (a)	23,700	23,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 1% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	7,000	7,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.45%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,500	4,500
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	7,175	7,175
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2004, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	5,285	5,285
(High Point Univ. Rev.) Series 2006, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	10,385	10,385
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.39% (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.39% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 1991 B, 0.23%, VRDN (a)	2,200	2,200
(Providence Day School Proj.) Series 1999, 0.4%, LOC Bank of America NA, VRDN (a)	9,940	9,940
(Queens College Proj.) Series 1999 B, 0.39%, LOC Bank of America NA, VRDN (a)	3,865	3,865
North Carolina Gen. Oblig.:
Series 2002 D, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig.: - continued
Series 2002 E, 0.34% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	$ 21,085	$ 21,085
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	4,900	4,900
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.32%, LOC Bank of America NA, VRDN (a)	2,745	2,745
(Wake Forest Univ. Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (a)	5,810	5,810
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.41%, LOC Bank of America NA, VRDN (a)	20,300	20,300
Series 2003 B, 0.41%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.4%, LOC Branch Banking & Trust Co., VRDN (a)	7,800	7,800
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	6,900	6,900
Series BBT 08 19, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	25,760	25,760
Series EGL 05 3014 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(d)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,206
Series 2009 C, 4% 3/1/10	7,575	7,726
BAN Series 2008, 3.5% 10/15/09	34,600	34,726
Series 2007 A, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	1,100	1,100
Series 2007 B, 0.37%, VRDN (a)	3,000	3,000
		299,773
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series B, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	5,040	5,040
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
American Muni. Pwr. Series 2008 A, 0.4% 9/24/09, LOC JPMorgan Chase Bank, CP	2,792	2,792
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,395	$ 3,395
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	8,050	8,050
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,373
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.9%, VRDN (a)	4,300	4,300
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series 2002 II A, 5.5% 12/1/09	4,000	4,065
Participating VRDN:
Series BBT 3, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,735	5,735
Series Putters 02 306, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,875	2,875
(Infrastructure Impt. Proj.) Series 2003 B, 0.36%, VRDN (a)	3,000	3,000
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,608
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6, 0.55% 9/3/09, CP	10,000	10,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.3%, VRDN (a)	5,000	5,000
(Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 1.72%, LOC RBS Citizens NA, VRDN (a)	16,000	16,000
Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	23,900	23,900
Series 2008 D, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	10,525	10,525
		161,633
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33%, LOC KBC Bank NV, VRDN (a)	$ 15,830	$ 15,830
Univ. Hospitals Trust Rev. Series 2005 A, 0.4%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		26,080
Oregon - 2.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series D, 0.42% tender 8/18/09, CP mode	8,000	8,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.5%, LOC Bank of Scotland PLC, VRDN (a)	21,700	21,700
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.41%, LOC Wells Fargo Bank NA, VRDN (a)	19,700	19,700
(PeaceHealth Proj.):
Series 2008 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	27,510	27,510
Series 2008 D, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.3%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Series 2009 A2, 0.33%, LOC Bank of America NA, VRDN (a)	28,985	28,985
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,254
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		162,149
Pennsylvania - 4.6%
Allegheny County Series C58A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	22,095	22,095
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 1.7%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 2.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 9,300	$ 9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
Bonds Series 2008 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	9,000	9,000
(Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.28%, VRDN (a)	10,700	10,700
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0.35%, VRDN (a)	1,235	1,235
Series 1997 G, 0.35% (Liquidity Facility Gen. Elec. Cap. Corp.), VRDN (a)	4,130	4,130
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.3% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Bonds Second Series 2005, 5.25% 1/1/10	1,200	1,223
Participating VRDN:
Series Putters 3250, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,955	2,955
Series Putters 3352Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series ROC II R 11505, 0.39% (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.43%, LOC UniCredit SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	18,070	18,070
Series 2006 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	6,840	6,840
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,070	6,070
(King's College Proj.) Series 2001 H6, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,525	3,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Marywood Univ. Proj.) Series 2005 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,140	$ 3,140
(St. Joseph's Univ. Proj.):
Series 2008 B, 1.25%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,000	12,000
Series 2008 C, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,840	6,840
(Thomas Jefferson Univ. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.34%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.38%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Series 2008 B5, 0.38%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Philadelphia School District:
Series 2008 A1, 0.37%, LOC Bank of America NA, VRDN (a)	17,100	17,100
Series 2008 A3, 0.4%, LOC Bank of America NA, VRDN (a)	6,800	6,800
Series 2008 D1, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 1.72%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,400	12,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 2.35%, LOC RBS Citizens NA, VRDN (a)	3,900	3,900
		340,683
Rhode Island - 0.9%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,430	12,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.28%, VRDN (a)	$ 4,200	$ 4,200
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,420	6,420
Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	13,755	13,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.25%, LOC TD Banknorth, N.A., VRDN (a)	15,400	15,400
(Rhode Island School of Design Proj.) Series 2008 A, 0.41%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		67,025
South Carolina - 3.3%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,232
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.35%, LOC Wachovia Bank NA, VRDN (a)	15,475	15,475
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.4% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,000	1,000
Series A, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	17,605	17,605
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.34%, LOC Wachovia Bank NA, VRDN (a)	15,100	15,100
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.51% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,635	5,635
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.92%, VRDN (a)	18,700	18,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	31,800	32,038
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.34% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.42%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.42%, LOC Bank of America NA, VRDN (a)	16,450	16,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 4,595	$ 4,595
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	1,000	1,018
Participating VRDN Series ROC II R 11426, 0.46% (Liquidity Facility Citibank NA) (a)(d)	10,600	10,600
0.5% 10/15/09, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.4%, LOC Bank of America NA, VRDN (a)	7,950	7,950
Series 2003 B2, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,913
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.1% tender 9/1/09, CP mode	7,200	7,200
		241,626
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.32% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000	5,000
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	8,745	8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.4%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.85%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Series 2008 B, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Memphis Gen. Oblig. BAN 2% 5/18/10	12,200	12,342
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (a)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.4%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 20,000	$ 20,000
Shelby County Gen. Oblig. Series 2004 B, 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	34,385	34,385
Tennessee Gen. Oblig. Series A, 0.4% 9/15/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	8,350	8,350
		122,147
Texas - 12.0%
Austin Util. Sys. Rev. Series A:
0.9% 8/7/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,605	15,605
0.95% 8/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,840	11,840
0.95% 8/4/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,008	12,008
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.36% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,252	5,252
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 0.46% (Liquidity Facility Citibank NA) (a)(d)	19,800	19,800
Series ROC II R 11716, 0.39% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,482
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10	7,100	7,195
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 0.41% (Liquidity Facility Societe Generale) (a)(d)	4,815	4,815
Harris County Ind. Dev. Corp. Series 1998, 0.38%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.29%, LOC Wachovia Bank NA, VRDN (a)	10,000	10,000
Series 2008 D3, 0.23%, LOC Compass Bank, VRDN (a)	7,250	7,250
(YMCA of the Greater Houston Area Proj.) Series 2008 D, 0.38%, LOC Compass Bank, VRDN (a)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.28%, LOC Compass Bank, VRDN (a)	$ 2,155	$ 2,155
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.39% (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.35%, LOC Compass Bank, VRDN (a)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.41%, LOC KBC Bank NV, VRDN (a)	13,000	13,000
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.44% (Liquidity Facility Citibank NA) (a)(d)	2,915	2,915
Series A, 0.6% 8/13/09, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.42% (Liquidity Facility Societe Generale) (a)(d)	3,100	3,100
(Rice Univ. Proj.) Series 2006 A, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,200	3,200
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.76% (Liquidity Facility Citibank NA) (a)(d)	7,955	7,955
Series 2008 A1, 0.4%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 0.35% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,900	8,900
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.36% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,230	3,230
Lewisville Independent School District Participating VRDN Series SGA 134, 0.4% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 0.25% 8/25/09 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,270	7,270
Plano Independent School District Participating VRDN Series SGA 128, 0.4% (Liquidity Facility Societe Generale) (a)(d)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.36% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.25%, VRDN (a)	$ 5,900	$ 5,900
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.36% (Liquidity Facility Deutsche Bank AG) (a)(d)	8,325	8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,070
Participating VRDN:
Series BBT 08 26, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,370	5,370
Series SG 104, 0.42% (Liquidity Facility Societe Generale) (a)(d)	5,490	5,490
Series SG 105, 0.42% (Liquidity Facility Societe Generale) (a)(d)	29,400	29,400
Series 2003, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	13,825	13,825
Series A, 0.4% 9/10/09, CP	20,000	20,000
San Antonio Gen. Oblig. Bonds Series 2008, 4% 8/1/09	2,290	2,290
San Antonio Indl. Dev. Auth. Rev. Participating VRDN Series ROC II R 10333, 0.39% (Liquidity Facility Citibank NA) (a)(d)	5,905	5,905
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.44% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A, 0.3% 9/3/09, CP	6,684	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 1, 0.33%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Series 2008 3, 0.24%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.36%, VRDN (a)	9,900	9,900
Texas Gen. Oblig.:
Participating VRDN:
Series Putters 3534, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series SG 152, 0.43% (Liquidity Facility Societe Generale) (a)(d)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.27%, VRDN (a)	4,005	4,005
TRAN Series 2008, 3% 8/28/09	253,000	253,258
Texas Pub. Fin. Auth.:
Series 2002 A:
0.27% 8/25/09 (Liquidity Facility Texas Gen. Oblig.), CP	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth.: - continued
Series 2002 A:
0.6% 8/13/09 (Liquidity Facility Texas Gen. Oblig.), CP	$ 9,900	$ 9,900
Series 2002 B, 0.27% 8/25/09 (Liquidity Facility Texas Gen. Oblig.), CP	5,000	5,000
Texas Pub. Fin. Auth. Rev. Series 2003:
0.48% 8/7/09, CP	2,820	2,820
0.6% 8/6/09, CP	23,000	23,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	18,730	18,730
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Series 2002 A:
0.3% 8/13/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
0.55% 8/27/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
Series 2008 B, 0.23% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	50,000	50,000
Series 2008 B2, 0.25% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	36,975	36,975
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.35% 8/6/09, LOC Bank of America NA, CP	3,800	3,800
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.4%, LOC Compass Bank, VRDN (a)	9,630	9,630
		884,509
Utah - 1.0%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,069
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	10,212
Series 1997 B1, 0.35% 9/9/09 (Liquidity Facility Bank of Nova Scotia), CP	13,000	13,000
Series 1997 B2, 0.45% 10/8/09 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1997 B3, 0.35% 9/10/09 (Liquidity Facility JPMorgan Chase Bank), CP	$ 29,500	$ 29,500
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,740	5,740
		75,521
Virginia - 2.0%
Albemarle County Indl. Dev. Auth. Health Srv 0.39%, LOC Wachovia Bank NA, VRDN (a)	6,995	6,995
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	20,765	20,765
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	8,060	8,060
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (a)	2,450	2,450
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 C, 0.25%, VRDN (a)	4,800	4,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.23%, VRDN (a)	31,595	31,595
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.32%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Richmond Gen. Oblig. 0.35% 8/12/09 (Liquidity Facility Bank of America NA), CP	6,500	6,500
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,560	7,560
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.51% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600	6,600
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	2,040	2,086
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 3,955	$ 3,955
Series Putters 3036, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
		152,081
Washington - 1.9%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,403
Port of Seattle Gen. Oblig. Series 2002 A2, 0.5% 8/12/09, LOC Bayerische Landesbank Girozentrale, CP	18,760	18,760
Port of Seattle Rev. Series 2001 A1, 0.45% 8/13/09, LOC Bank of America NA, CP	13,935	13,935
Port of Tacoma Rev. Series 2008 B, 0.41%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 0.4%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.44% (Liquidity Facility Citibank NA) (a)(d)	2,985	2,985
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series 2008 A, 3.75% 8/5/09	9,000	9,001
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	6,850	6,850
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series ROC II R 759 PB, 0.51% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,905	15,905
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (a)	12,475	12,475
(MultiCare Health Sys. Proj.) Series 2009 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
(PeaceHealth Proj.) Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	6,975	6,975
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	$ 1,700	$ 1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.35%, LOC Bank of America NA, VRDN (a)	8,485	8,485
		140,039
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.33%, LOC Royal Bank of Scotland PLC, VRDN (a)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.4%, LOC Bank of America NA, VRDN (a)	4,800	4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
		17,465
Wisconsin - 2.0%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,326
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)	9,100	9,100
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,587
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.38%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500	1,500
Wisconsin Gen. Oblig. Participating VRDN Series BBT 08 47, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.):
Series A, 0.38% tender 10/5/09, LOC U.S. Bank NA, Minnesota, CP mode	17,500	17,500
0.25% tender 8/17/09, LOC U.S. Bank NA, Minnesota, CP mode	3,300	3,300
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.35%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	17,745	17,745
(Lutheran College Proj.) 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,765	14,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Participating VRDN:
Series MS 06 1864, 0.41% (Liquidity Facility Rabobank Nederland) (a)(d)	$ 5,759	$ 5,759
Series Putters 299, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	895	895
Series 2006 A, 0.4% 10/1/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		145,877
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	3,200	3,200
		5,930
	Shares
Other - 1.8%
Fidelity Tax-Free Cash Central Fund, 0.31% (b)(c)	135,624,083	135,624
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,365,345)		7,365,345
NET OTHER ASSETS - 0.8%		59,733
NET ASSETS - 100%		$ 7,425,078
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 370
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,365,345,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Tax-Free
Money Market Fund

July 31, 2009

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.103

FTF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.4%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 12,250	$ 12,250
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.41%, VRDN (a)	19,000	19,000
		31,250
Arizona - 3.0%
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,877
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.32%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	11,500	11,500
Series 2008 C, 0.36%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	31,610	31,610
Series 2008 E, 1.29%, LOC Landesbank Baden-Wuert, VRDN (a)	14,600	14,600
(Catholic Healthcare West Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	11,000	11,000
Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (a)	26,400	26,400
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,391
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.29%, LOC Wachovia Bank NA, VRDN (a)	14,500	14,500
Pima County Indl. Dev. Auth. Rev.:
(Broadway Proper Congregate Proj.) Series 2000 A, 0.33%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,400	4,400
(Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 0.71% (Liquidity Facility Bank of America NA) (a)(d)	3,750	3,750
Series EGL 06 0141, 0.39% (Liquidity Facility Citibank NA) (a)(d)	16,500	16,500
Series EGL 06 14 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(d)	11,200	11,200
Series EGL 07 0012, 0.39% (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3242, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,200	$ 4,200
Series ROC II R 10362, 0.39% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Series B, 0.5% 8/5/09, CP	7,681	7,681
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.1% tender 8/6/09, CP mode	5,060	5,060
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		222,019
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,900	4,900
California - 2.7%
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.92% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500	3,500
Series 2008 B3, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	5,400	5,400
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	91,486
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	27,400	27,724
2.5% 4/28/10	39,500	40,097
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.55%, LOC Societe Generale, VRDN (a)	3,100	3,100
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12020, 0.36% (Liquidity Facility Citibank NA) (a)(d)	30	30
San Joaquin County Trans. Auth. Sales Tax Rev. 0.4% 8/6/09, LOC Citibank NA, CP	19,500	19,500
		203,637
Colorado - 3.7%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 15,190	$ 15,190
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	9,860	9,860
Series BA 08 1090, 0.71% (Liquidity Facility Bank of America NA) (a)(d)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	37,865	37,865
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,465	24,465
0.41% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
Series 2004 B1, 0.41% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,200	3,200
Series 2004 B2, 0.36% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,200	9,200
(NCMC, Inc. Proj.) Series 2008 A, 0.35%, LOC Compass Bank, VRDN (a)	12,550	12,550
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.46% (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.46% (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.3%, VRDN (a)	67,750	67,750
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,000	7,000
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.37%, LOC Compass Bank, VRDN (a)	16,970	16,970
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.39%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.35%, LOC Wachovia Bank NA, VRDN (a)	7,400	7,400
		274,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.85% tender 8/5/09, CP mode	$ 3,000	$ 3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,697
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.37% (Liquidity Facility Citibank NA) (a)(d)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.37%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.) Series 2008, 0.28%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,628
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,849
		78,144
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.5%, VRDN (a)	3,500	3,500
Series 1999 A, 0.9%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	30,680	30,680
Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (a)	8,000	8,000
TRAN 2.5% 9/30/09	15,000	15,034
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.39%, LOC Wachovia Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.3%, LOC Bank of America NA, VRDN (a)	9,025	9,025
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.33%, LOC Wachovia Bank NA, VRDN (a)	13,325	13,325
Series 1998 A Tranche II, 0.33%, LOC Bank of America NA, VRDN (a)	15,475	15,475
Series 1998 A Tranche III, 0.33%, LOC Bank of America NA, VRDN (a)	3,575	3,575
(The AARP Foundation Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (a)	1,450	1,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Phillips Collection Issue Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	$ 5,300	$ 5,300
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.4%, LOC Bank of America NA, VRDN (a)	25,960	25,960
(Georgetown Univ. Proj.):
Series 2007 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Series 2007 C2, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	6,925	6,925
		149,394
Florida - 9.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.35% tender 8/3/09, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,134
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.35%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Broward County School District TAN Series 2008, 3.5% 9/30/09	27,500	27,576
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Florida Board of Ed. Participating VRDN Series ROC II R 12079, 0.39% (Liquidity Facility Citibank NA) (a)(d)	15,215	15,215
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,815	10,815
Series EGL 07 0049, 0.39% (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Series MS 3059, 0.38% (Liquidity Facility Morgan Stanley) (a)(d)	5,615	5,615
Series Putters 3251, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,270	2,270
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,823
Participating VRDN:
Series EGL 07 87A, 0.46% (Liquidity Facility Citibank NA) (a)(d)	11,955	11,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev.: - continued
Participating VRDN:
Series Putters 2539, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,115	$ 7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.39% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.33%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.33%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,445	9,445
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 2% 1/15/10	8,395	8,446
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,750	12,750
Gainesville Utils. Sys. Rev. Series 2008 B, 0.35% (Liquidity Facility Bank of New York, New York), VRDN (a)	5,365	5,365
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (a)	5,700	5,749
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.32%, VRDN (a)	35,100	35,100
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	6,735	6,735
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.45% tender 10/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.35%, LOC Wachovia Bank NA, VRDN (a)	6,000	6,000
Series 2007 B, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	5,825	5,825
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.4% tender 8/6/09, CP mode	16,700	16,700
Series 1994, 0.35% tender 8/14/09, CP mode	6,000	6,000
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 C, 6.05% 10/1/09	4,000	4,031
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.4%, LOC Bank of America NA, VRDN (a)	3,105	3,105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	$ 86,500	$ 86,841
North Broward Hosp. District Rev. Series 2005 A, 0.34%, LOC Wachovia Bank NA, VRDN (a)	8,300	8,300
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.42%, LOC Bank of America NA, VRDN (a)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.35%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.3% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.38% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	14,500	14,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.56%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.35%, LOC Commerce Bank NA, VRDN (a)	13,400	13,400
(Planned Parenthood Proj.) Series 2002, 0.56%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.34%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Palm Beach County School District:
RAN 0.85% 3/10/10	26,935	26,940
TAN Series 2008, 3.75% 9/23/09	61,700	61,846
0.38% 8/5/09, LOC Bank of America NA, CP	39,100	39,100
Panama City Beach Participating VRDN Series Solar 2006 129, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,010	9,010
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.34%, LOC Wachovia Bank NA, VRDN (a)	8,875	8,875
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.34%, LOC Wachovia Bank NA, VRDN (a)	11,690	11,690
Series 2005 A2, 0.34%, LOC Wachovia Bank NA, VRDN (a)	6,500	6,500
Series 2005 B2, 0.54%, LOC Wachovia Bank NA, VRDN (a)	9,515	9,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Petersburg Health Facilities Auth. Rev.: - continued
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,300	$ 3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	14,525	14,525
Series Putters 2473, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,035	1,035
Series Putters 3290, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Volusia County School District TAN Series 2008, 3% 9/9/09	15,000	15,022
		735,053
Georgia - 3.3%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.34%, LOC Wachovia Bank NA, VRDN (a)	10,900	10,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 0.37% 8/5/09, CP	23,000	23,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.3%, LOC Fannie Mae, VRDN (a)	11,450	11,450
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,733
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.4%, LOC Bank of America NA, VRDN (a)	8,600	8,600
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.35%, LOC Bank of Scotland PLC, VRDN (a)	7,400	7,400
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	16,000	16,000
Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	16,300	16,300
Series 2008 F, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	16,800	16,800
Series 2008 G, 1%, LOC Bayerische Landesbank, VRDN (a)	13,700	13,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 H, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 25,500	$ 25,500
Georgia Gen. Oblig.:
Bonds Series 1999 B, 5.75% 8/1/09	5,000	5,000
Participating VRDN Series Clipper 07 53, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	9,995	9,995
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	4,500	4,517
Series E, 3% 12/16/09	6,700	6,725
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 1.1%, LOC Bayerische Landesbank, VRDN (a)	23,000	23,000
BAN:
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,926
Series A, 1.25% 5/7/10	9,800	9,830
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (a)	3,800	3,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
Series 2009 B, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,300	4,300
		244,876
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.42%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 153, 0.46% (Liquidity Facility Citibank NA) (a)(d)	6,695	6,695
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3395, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
		19,695
Illinois - 5.7%
Chicago Board of Ed. Series 2009 A1, 0.35%, LOC Harris NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (a)	$ 6,200	$ 6,200
Participating VRDN:
Series ROC II R 11270, 0.44% (Liquidity Facility Citibank NA) (a)(d)	20,665	20,665
Series Solar 06 38, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 08 60, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.38%, LOC Harris NA, VRDN (a)	4,000	4,000
Series 2008 C3, 0.38%, LOC Northern Trust Co., Chicago, VRDN (a)	5,000	5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.42%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	20,000	20,000
Series 2004 A2, 0.42%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,000	5,000
Series 2004 A3, 0.42%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,450	8,450
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,021
DuPage County Rev. (Morton Arboretum Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.38%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	7,010	7,010
(ACI Cultural Pooled Fing. Prog.) Series 2000, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	6,100	6,100
(Elmhurst College Proj.) Series 2003, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
0.35% 10/15/09, LOC Northern Trust Co., Chicago, CP	3,850	3,850
0.35% 10/15/09, LOC Northern Trust Co., Chicago, CP	21,526	21,526
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.36% (Liquidity Facility Bank of America NA) (a)(d)	4,165	4,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 118, Class A, 0.39% (Liquidity Facility Citibank NA) (a)(d)	$ 9,450	$ 9,450
Series Putters 3288Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,175	7,175
(Chicago Symphony Orchestra Proj.) Series 2008, 1%, LOC RBS Citizens NA, VRDN (a)	15,015	15,015
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	7,300	7,300
Series 2008 D, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	19,500	19,500
Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	24,580	24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Resurrection Health Care Sys. Proj.) Series 2008 A, 0.42%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.35%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 2009 B2, 0.38%, LOC Northern Trust Co., Chicago, VRDN (a)	3,800	3,800
(The Carle Foundation Proj.):
Series 2009 C, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	1,800	1,800
Series 2009 D, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	6,875	6,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) Series 2003, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,390	$ 4,390
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.42%, LOC Bank of America NA, VRDN (a)	6,475	6,475
Series 2003 B, 0.42%, LOC Bank of America NA, VRDN (a)	22,545	22,545
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.62%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Univ. of Illinois Rev.:
Participating VRDN Series EGL 06 124, 0.44% (Liquidity Facility Citibank NA) (a)(d)	18,600	18,600
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.48%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,000	1,000
(UIC South Campus Dev. Proj.) Series 2008, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		420,857
Indiana - 1.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.38%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	8,825	8,825
(Hanover College Proj.) Series 2004 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	2,335	2,335
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.32%, LOC Bank of New York, New York, VRDN (a)	5,250	5,250
Series 2008 J, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 0.32%, VRDN (a)	$ 9,800	$ 9,800
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)	21,525	21,525
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,205	3,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.4%, LOC Bank of America NA, VRDN (a)	10,045	10,045
Series 2006, 0.4%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		136,565
Iowa - 0.4%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	6,430	6,430
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,035	4,035
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,560	2,560
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.32%, VRDN (a)	17,000	17,000
		30,025
Kansas - 0.8%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	23,160	23,160
Wichita Gen. Oblig. BAN Series 226, 0.8% 11/19/09	37,375	37,375
		60,535
Kentucky - 0.2%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	18,210	18,210
Louisiana - 2.2%
Louisiana Gas & Fuel Tax Rev.:
Participating VRDN:
Series EGL 06 0137, 0.46% (Liquidity Facility Citibank NA) (a)(d)	11,550	11,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev.: - continued
Participating VRDN:
Series EGL 06 30, 0.46% (Liquidity Facility Citibank NA) (a)(d)	$ 20,000	$ 20,000
Series ROC II R 10404, 0.46% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Series 2009 A1, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	20,000	20,000
Louisiana Gen. Oblig. Series 2008 A, 0.28%, LOC BNP Paribas SA, VRDN (a)	37,500	37,500
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2008 D2, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,250	5,250
		165,575
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,975	7,975
Maryland - 3.0%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,785	13,785
Baltimore County Gen. Oblig. Series 2002 D, 0.55% 9/3/09 (Liquidity Facility BNP Paribas SA), CP	25,900	25,900
Howard County Gen. Oblig. 0.4% 9/8/09 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,025	11,025
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,840	3,840
(Adventist Healthcare Proj.) Series 2005 A, 0.35%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.41%, LOC Bank of America NA, VRDN (a)	$ 6,115	$ 6,115
Series 2007 C, 0.37%, LOC Bank of America NA, VRDN (a)	45,215	45,215
Series 2007 D, 0.34%, LOC Wachovia Bank NA, VRDN (a)	8,700	8,700
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 2.25%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 C, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.37%, LOC Bank of America NA, VRDN (a)	18,750	18,750
Series F, 0.3% 8/17/09, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,570	10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (a)	2,730	2,730
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.29%, LOC Fannie Mae, VRDN (a)	6,290	6,290
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.35%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		226,055
Massachusetts - 1.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,070	12,070
Massachusetts Gen. Oblig.:
Series 2001 B, 0.37% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,200	12,200
Series 2006 A, 0.47% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	26,630	26,630
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series ROC II R 10416, 0.38% (Liquidity Facility Citibank NA) (a)(d)	7,750	7,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Pool Ln. Prog.) Series 2007 M3D, 2.3%, LOC RBS Citizens NA, VRDN (a)	$ 5,600	$ 5,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series EGL 07 0031, 0.45% (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
Series A, 0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999, 0.23% 8/13/09, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
Series 2008 C, 0.8% (Liquidity Facility Bayerische Landesbank), VRDN (a)	2,615	2,615
		100,665
Michigan - 2.6%
Eastern Michigan Univ. Revs. Series 2009 B, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	5,795	5,795
Grand Valley Michigan State Univ. Rev.:
Series 2005, 2.5%, LOC RBS Citizens NA, VRDN (a)	10,045	10,045
Series 2008 B, 2.25%, LOC RBS Citizens NA, VRDN (a)	7,140	7,140
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,800	7,800
Series 5, 0.4% 8/6/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	2,160	2,160
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.25%, VRDN (a)	11,500	11,500
Series 2008 B4, 0.25%, VRDN (a)	8,600	8,600
(Henry Ford Health Sys. Proj.):
Series 2006 C, 1.72%, LOC RBS Citizens NA, VRDN (a)	8,500	8,500
Series 2007, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	31,400	31,400
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.51%, LOC Banco Santander SA, VRDN (a)	6,300	6,300
Michigan Muni. Bond Auth. Rev. Participating VRDN Series Putters 3263, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	825	825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan State Univ. Revs. 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 15,000	$ 15,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.41%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		190,065
Minnesota - 1.7%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.38%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Series 2008 D, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,300	2,300
Series 2008 E, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	22,500	22,500
Minnesota Gen. Oblig.:
Bonds:
Series 2008 C, 5% 8/1/09	4,965	4,965
5% 8/1/09	14,000	14,000
5% 11/1/09	5,000	5,049
Participating VRDN Series Putters 3265, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,990	3,990
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.39%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2008 A2, 0.36%, LOC Wells Fargo Bank NA, VRDN (a)	40,000	40,000
Series 2008 A3, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	5,910	5,910
Rochester Health Care Facilities Rev. Series 2008 C, 0.8% 8/13/09, CP	10,000	10,000
		127,064
Mississippi - 0.9%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (a)	32,000	32,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig.: - continued
(Harrison County Proj.) Series 2008 A2, 0.4%, LOC Bank of America NA, VRDN (a)	$ 13,525	$ 13,525
Mississippi Gen. Oblig. 0.54% (Liquidity Facility Bank of America NA), VRDN (a)	24,900	24,900
		70,425
Missouri - 0.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,650	2,650
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,140
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	18,800	18,800
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,775	2,775
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.3% tender 8/3/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	8,000	8,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.32%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
		53,965
Nebraska - 0.5%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.38% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	11,090	11,090
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,019
Participating VRDN Series BBT 2060, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	23,090	23,090
		35,199
Nevada - 2.1%
Clark County Arpt. Rev.:
Series 2008 D2, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D3, 1%, LOC Bayerische Landesbank, VRDN (a)	$ 39,115	$ 39,115
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.39% (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series 2008 A:
0.35% 10/7/09, LOC BNP Paribas SA, CP	3,600	3,600
0.43% 9/10/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	12,000	12,000
0.65% 8/6/09, LOC BNP Paribas SA, CP	5,000	5,000
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.45% 8/27/09, LOC Bank of Nova Scotia, New York Agcy., LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Nevada Hwy. Impt. Rev. Bonds Series 2003, 5% 12/1/09	5,805	5,878
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
Series 2009 B, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	5,970	5,970
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.35% (Liquidity Facility Societe Generale) (a)(d)	24,755	24,755
		158,358
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.35%, LOC Bank of America NA, VRDN (a)	7,150	7,150
(New Hampshire Institute of Art Proj.) Series 2009, 2.25%, LOC RBS Citizens NA, VRDN (a)	9,000	9,000
		16,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 8,240	$ 8,240
Series 2008 V5, 0.4%, LOC Wachovia Bank NA, VRDN (a)	17,800	17,800
		26,040
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (a)	8,900	8,900
New Mexico - 0.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.35%, LOC Barclays Bank PLC, VRDN (a)	6,060	6,060
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Series 2008 B1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	22,400	22,400
		34,660
New York - 7.1%
Hempstead Town Gen. Oblig. Bonds Series 2009 A, 2% 8/15/09	7,175	7,179
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	1,775	1,775
New York City Gen. Oblig.:
Bonds Series 2008 J1, 4% 8/1/09	5,765	5,765
Series 2003 C3, 0.31%, LOC BNP Paribas SA, VRDN (a)	8,050	8,050
Series 2003 C5, 0.27%, LOC Bank of New York, New York, VRDN (a)	5,150	5,150
Series 2004 A3, 0.23%, LOC BNP Paribas SA, VRDN (a)	26,090	26,090
Series 2008 J10, 0.25% (Liquidity Facility BNP Paribas SA), VRDN (a)	41,020	41,020
Series 2009 B3, 0.26% (Liquidity Facility TD Banknorth, NA), VRDN (a)	28,240	28,240
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.31%, LOC TD Banknorth, NA, VRDN (a)	10,870	10,870
Series 2008 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	9,300	9,300
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 1.5%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.27%, LOC Fannie Mae, VRDN (a)	$ 16,000	$ 16,000
(Queenswood Apts. Proj.) Series 2001 A, 0.28%, LOC Freddie Mac, VRDN (a)	3,165	3,165
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.38% (Liquidity Facility Citibank NA) (a)(d)	6,105	6,105
Series 2001 F1, 0.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,510	7,510
Series 2005 AA2, 0.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	18,900	18,900
Series 2008 B4, 0.26% (Liquidity Facility BNP Paribas SA), VRDN (a)	37,525	37,525
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12106, 0.38% (Liquidity Facility Citibank NA) (a)(d)	4,585	4,585
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,877
Participating VRDN Series EGL 06 47 Class A, 0.38% (Liquidity Facility Citibank NA) (a)(d)	13,500	13,500
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	31,800	31,800
(Rockefeller Univ. Proj.) Series 2009 B, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	9,500	9,500
New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.25%, LOC Fannie Mae, VRDN (a)	15,000	15,000
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	21,000	21,140
Series A, 0.35% 8/12/09, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.5% 8/12/09, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Urban Dev. Corp. Rev.:
Bonds Series 2009 A1, 2% 12/15/09	18,295	18,386
Series 2008 A1, 0.23%, LOC Wachovia Bank NA, VRDN (a)	20,000	20,000
Suffolk County Gen. Oblig. TAN Series 2009 I, 2% 8/13/09	75,000	75,030
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
		525,062
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 4.0%
Board of Governors of the Univ. of North Carolina Series D, 0.32% 10/8/09, CP	$ 6,650	$ 6,650
Charlotte Gen. Oblig. Series 2007, 0.4% (Liquidity Facility KBC Bank NV), VRDN (a)	4,800	4,800
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,160	6,160
Series 2002 B, 0.34% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,250	1,250
Series 2006 B, 0.34% (Liquidity Facility Wachovia Bank NA), VRDN (a)	23,700	23,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 1% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	7,000	7,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.45%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,500	4,500
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	7,175	7,175
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2004, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	5,285	5,285
(High Point Univ. Rev.) Series 2006, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	10,385	10,385
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.39% (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.39% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 1991 B, 0.23%, VRDN (a)	2,200	2,200
(Providence Day School Proj.) Series 1999, 0.4%, LOC Bank of America NA, VRDN (a)	9,940	9,940
(Queens College Proj.) Series 1999 B, 0.39%, LOC Bank of America NA, VRDN (a)	3,865	3,865
North Carolina Gen. Oblig.:
Series 2002 D, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig.: - continued
Series 2002 E, 0.34% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	$ 21,085	$ 21,085
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	4,900	4,900
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.32%, LOC Bank of America NA, VRDN (a)	2,745	2,745
(Wake Forest Univ. Proj.) Series 2008 C, 0.4%, LOC Bank of America NA, VRDN (a)	5,810	5,810
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.41%, LOC Bank of America NA, VRDN (a)	20,300	20,300
Series 2003 B, 0.41%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.4%, LOC Branch Banking & Trust Co., VRDN (a)	7,800	7,800
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	6,900	6,900
Series BBT 08 19, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	25,760	25,760
Series EGL 05 3014 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(d)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,206
Series 2009 C, 4% 3/1/10	7,575	7,726
BAN Series 2008, 3.5% 10/15/09	34,600	34,726
Series 2007 A, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	1,100	1,100
Series 2007 B, 0.37%, VRDN (a)	3,000	3,000
		299,773
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series B, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)	5,040	5,040
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
American Muni. Pwr. Series 2008 A, 0.4% 9/24/09, LOC JPMorgan Chase Bank, CP	2,792	2,792
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,395	$ 3,395
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	8,050	8,050
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,373
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B2, 0.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	7,115	7,115
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.9%, VRDN (a)	4,300	4,300
Ohio Gen. Oblig.:
Bonds (Higher Ed. Cap. Facilities Proj.) Series 2002 II A, 5.5% 12/1/09	4,000	4,065
Participating VRDN:
Series BBT 3, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,735	5,735
Series Putters 02 306, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,875	2,875
(Infrastructure Impt. Proj.) Series 2003 B, 0.36%, VRDN (a)	3,000	3,000
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,608
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B6, 0.55% 9/3/09, CP	10,000	10,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.3%, VRDN (a)	5,000	5,000
(Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 1.72%, LOC RBS Citizens NA, VRDN (a)	16,000	16,000
Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	23,900	23,900
Series 2008 D, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	10,525	10,525
		161,633
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33%, LOC KBC Bank NV, VRDN (a)	$ 15,830	$ 15,830
Univ. Hospitals Trust Rev. Series 2005 A, 0.4%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		26,080
Oregon - 2.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series D, 0.42% tender 8/18/09, CP mode	8,000	8,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.5%, LOC Bank of Scotland PLC, VRDN (a)	21,700	21,700
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.41%, LOC Wells Fargo Bank NA, VRDN (a)	19,700	19,700
(PeaceHealth Proj.):
Series 2008 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	27,510	27,510
Series 2008 D, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Port of Portland Arpt. Rev.:
Series 2009 A1, 0.3%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Series 2009 A2, 0.33%, LOC Bank of America NA, VRDN (a)	28,985	28,985
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,254
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000	6,000
		162,149
Pennsylvania - 4.6%
Allegheny County Series C58A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	22,095	22,095
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 1.7%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 2.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 9,300	$ 9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
Bonds Series 2008 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	9,000	9,000
(Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.28%, VRDN (a)	10,700	10,700
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0.35%, VRDN (a)	1,235	1,235
Series 1997 G, 0.35% (Liquidity Facility Gen. Elec. Cap. Corp.), VRDN (a)	4,130	4,130
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.3% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Bonds Second Series 2005, 5.25% 1/1/10	1,200	1,223
Participating VRDN:
Series Putters 3250, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,955	2,955
Series Putters 3352Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series ROC II R 11505, 0.39% (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.43%, LOC UniCredit SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	18,070	18,070
Series 2006 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	6,840	6,840
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,070	6,070
(King's College Proj.) Series 2001 H6, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,525	3,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Marywood Univ. Proj.) Series 2005 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,140	$ 3,140
(St. Joseph's Univ. Proj.):
Series 2008 B, 1.25%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,000	12,000
Series 2008 C, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	6,840	6,840
(Thomas Jefferson Univ. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.34%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.38%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Series 2008 B5, 0.38%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Philadelphia School District:
Series 2008 A1, 0.37%, LOC Bank of America NA, VRDN (a)	17,100	17,100
Series 2008 A3, 0.4%, LOC Bank of America NA, VRDN (a)	6,800	6,800
Series 2008 D1, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 1.72%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,400	12,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 2.35%, LOC RBS Citizens NA, VRDN (a)	3,900	3,900
		340,683
Rhode Island - 0.9%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,430	12,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.28%, VRDN (a)	$ 4,200	$ 4,200
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,420	6,420
Series 2008 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	13,755	13,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.25%, LOC TD Banknorth, N.A., VRDN (a)	15,400	15,400
(Rhode Island School of Design Proj.) Series 2008 A, 0.41%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		67,025
South Carolina - 3.3%
Beaufort County School District BAN Series 2008 C, 2.5% 11/6/09	31,155	31,232
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B1, 0.35%, LOC Wachovia Bank NA, VRDN (a)	15,475	15,475
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.4% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,000	1,000
Series A, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	17,605	17,605
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.34%, LOC Wachovia Bank NA, VRDN (a)	15,100	15,100
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.51% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,635	5,635
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.92%, VRDN (a)	18,700	18,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	31,800	32,038
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.34% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.42%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.42%, LOC Bank of America NA, VRDN (a)	16,450	16,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 4,595	$ 4,595
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	1,000	1,018
Participating VRDN Series ROC II R 11426, 0.46% (Liquidity Facility Citibank NA) (a)(d)	10,600	10,600
0.5% 10/15/09, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.4%, LOC Bank of America NA, VRDN (a)	7,950	7,950
Series 2003 B2, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,913
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.1% tender 9/1/09, CP mode	7,200	7,200
		241,626
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.32% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000	5,000
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	8,745	8,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.4%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.85%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Series 2008 B, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Memphis Gen. Oblig. BAN 2% 5/18/10	12,200	12,342
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.4%, LOC Bank of America NA, VRDN (a)	15,300	15,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.4%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 20,000	$ 20,000
Shelby County Gen. Oblig. Series 2004 B, 0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	34,385	34,385
Tennessee Gen. Oblig. Series A, 0.4% 9/15/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	8,350	8,350
		122,147
Texas - 12.0%
Austin Util. Sys. Rev. Series A:
0.9% 8/7/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,605	15,605
0.95% 8/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,840	11,840
0.95% 8/4/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,008	12,008
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.36% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,252	5,252
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 07 0020, 0.46% (Liquidity Facility Citibank NA) (a)(d)	19,800	19,800
Series ROC II R 11716, 0.39% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,482
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10	7,100	7,195
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 0.41% (Liquidity Facility Societe Generale) (a)(d)	4,815	4,815
Harris County Ind. Dev. Corp. Series 1998, 0.38%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.29%, LOC Wachovia Bank NA, VRDN (a)	10,000	10,000
Series 2008 D3, 0.23%, LOC Compass Bank, VRDN (a)	7,250	7,250
(YMCA of the Greater Houston Area Proj.) Series 2008 D, 0.38%, LOC Compass Bank, VRDN (a)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.28%, LOC Compass Bank, VRDN (a)	$ 2,155	$ 2,155
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.39% (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.35%, LOC Compass Bank, VRDN (a)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 0.41%, LOC KBC Bank NV, VRDN (a)	13,000	13,000
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.44% (Liquidity Facility Citibank NA) (a)(d)	2,915	2,915
Series A, 0.6% 8/13/09, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 0.42% (Liquidity Facility Societe Generale) (a)(d)	3,100	3,100
(Rice Univ. Proj.) Series 2006 A, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,200	3,200
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.76% (Liquidity Facility Citibank NA) (a)(d)	7,955	7,955
Series 2008 A1, 0.4%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 0.35% (Liquidity Facility Wells Fargo & Co.) (a)(d)	8,900	8,900
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.36% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,230	3,230
Lewisville Independent School District Participating VRDN Series SGA 134, 0.4% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Lower Colorado River Auth. Rev. Series A, 0.25% 8/25/09 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,270	7,270
Plano Independent School District Participating VRDN Series SGA 128, 0.4% (Liquidity Facility Societe Generale) (a)(d)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.36% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.25%, VRDN (a)	$ 5,900	$ 5,900
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.36% (Liquidity Facility Deutsche Bank AG) (a)(d)	8,325	8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,070
Participating VRDN:
Series BBT 08 26, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,370	5,370
Series SG 104, 0.42% (Liquidity Facility Societe Generale) (a)(d)	5,490	5,490
Series SG 105, 0.42% (Liquidity Facility Societe Generale) (a)(d)	29,400	29,400
Series 2003, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	13,825	13,825
Series A, 0.4% 9/10/09, CP	20,000	20,000
San Antonio Gen. Oblig. Bonds Series 2008, 4% 8/1/09	2,290	2,290
San Antonio Indl. Dev. Auth. Rev. Participating VRDN Series ROC II R 10333, 0.39% (Liquidity Facility Citibank NA) (a)(d)	5,905	5,905
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.44% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A, 0.3% 9/3/09, CP	6,684	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 1, 0.33%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Series 2008 3, 0.24%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.36%, VRDN (a)	9,900	9,900
Texas Gen. Oblig.:
Participating VRDN:
Series Putters 3534, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series SG 152, 0.43% (Liquidity Facility Societe Generale) (a)(d)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.27%, VRDN (a)	4,005	4,005
TRAN Series 2008, 3% 8/28/09	253,000	253,258
Texas Pub. Fin. Auth.:
Series 2002 A:
0.27% 8/25/09 (Liquidity Facility Texas Gen. Oblig.), CP	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth.: - continued
Series 2002 A:
0.6% 8/13/09 (Liquidity Facility Texas Gen. Oblig.), CP	$ 9,900	$ 9,900
Series 2002 B, 0.27% 8/25/09 (Liquidity Facility Texas Gen. Oblig.), CP	5,000	5,000
Texas Pub. Fin. Auth. Rev. Series 2003:
0.48% 8/7/09, CP	2,820	2,820
0.6% 8/6/09, CP	23,000	23,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	18,730	18,730
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Series 2002 A:
0.3% 8/13/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
0.55% 8/27/09 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,500	12,500
Series 2008 B, 0.23% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	50,000	50,000
Series 2008 B2, 0.25% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	36,975	36,975
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.35% 8/6/09, LOC Bank of America NA, CP	3,800	3,800
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.4%, LOC Compass Bank, VRDN (a)	9,630	9,630
		884,509
Utah - 1.0%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,069
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	10,212
Series 1997 B1, 0.35% 9/9/09 (Liquidity Facility Bank of Nova Scotia), CP	13,000	13,000
Series 1997 B2, 0.45% 10/8/09 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1997 B3, 0.35% 9/10/09 (Liquidity Facility JPMorgan Chase Bank), CP	$ 29,500	$ 29,500
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,740	5,740
		75,521
Virginia - 2.0%
Albemarle County Indl. Dev. Auth. Health Srv 0.39%, LOC Wachovia Bank NA, VRDN (a)	6,995	6,995
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	20,765	20,765
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	8,060	8,060
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (a)	2,450	2,450
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 C, 0.25%, VRDN (a)	4,800	4,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.23%, VRDN (a)	31,595	31,595
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.32%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Richmond Gen. Oblig. 0.35% 8/12/09 (Liquidity Facility Bank of America NA), CP	6,500	6,500
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,560	7,560
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.51% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600	6,600
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	2,040	2,086
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 3,955	$ 3,955
Series Putters 3036, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
		152,081
Washington - 1.9%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,403
Port of Seattle Gen. Oblig. Series 2002 A2, 0.5% 8/12/09, LOC Bayerische Landesbank Girozentrale, CP	18,760	18,760
Port of Seattle Rev. Series 2001 A1, 0.45% 8/13/09, LOC Bank of America NA, CP	13,935	13,935
Port of Tacoma Rev. Series 2008 B, 0.41%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 0.4%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.44% (Liquidity Facility Citibank NA) (a)(d)	2,985	2,985
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series 2008 A, 3.75% 8/5/09	9,000	9,001
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	6,850	6,850
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.41% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series ROC II R 759 PB, 0.51% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,905	15,905
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.4%, LOC Bank of America NA, VRDN (a)	12,475	12,475
(MultiCare Health Sys. Proj.) Series 2009 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
(PeaceHealth Proj.) Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	6,975	6,975
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	$ 1,700	$ 1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.35%, LOC Bank of America NA, VRDN (a)	8,485	8,485
		140,039
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.33%, LOC Royal Bank of Scotland PLC, VRDN (a)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.4%, LOC Bank of America NA, VRDN (a)	4,800	4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
		17,465
Wisconsin - 2.0%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,326
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)	9,100	9,100
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,587
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.38%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500	1,500
Wisconsin Gen. Oblig. Participating VRDN Series BBT 08 47, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Ministry Health Care Proj.):
Series A, 0.38% tender 10/5/09, LOC U.S. Bank NA, Minnesota, CP mode	17,500	17,500
0.25% tender 8/17/09, LOC U.S. Bank NA, Minnesota, CP mode	3,300	3,300
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.35%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	17,745	17,745
(Lutheran College Proj.) 0.39%, LOC U.S. Bank NA, Minnesota, VRDN (a)	15,000	15,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,765	14,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Participating VRDN:
Series MS 06 1864, 0.41% (Liquidity Facility Rabobank Nederland) (a)(d)	$ 5,759	$ 5,759
Series Putters 299, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	895	895
Series 2006 A, 0.4% 10/1/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		145,877
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	3,200	3,200
		5,930
	Shares
Other - 1.8%
Fidelity Tax-Free Cash Central Fund, 0.31% (b)(c)	135,624,083	135,624
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,365,345)		7,365,345
NET OTHER ASSETS - 0.8%		59,733
NET ASSETS - 100%		$ 7,425,078
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 370
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,365,345,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Treasury Fund

July 31, 2009

1.804885.105

UST-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 44.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 36.4%
8/13/09 to 7/29/10	0.18 to 1.80%	$ 1,776,682	$ 1,773,097
U.S. Treasury Bonds - 0.5%
8/15/09	0.26	26,000	26,123
U.S. Treasury Notes - 7.1%
8/15/09 to 5/15/10	0.34 to 1.58	343,000	346,044
TOTAL U.S. TREASURY OBLIGATIONS			2,145,264
Repurchase Agreements - 55.8%
	Maturity Amount (000s)
In a joint trading account at:
0.19% dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) #	$ 51,509	51,508
0.2% dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) #	2,206,607	2,206,570
With BNP Paribas Securities Corp. at:
0.21%, dated 7/27/09 due 9/25/09 (Collateralized by U.S. Treasury Obligations valued at $199,828,160, 0%, 2/15/15 - 5/15/37)	194,068	194,000
0.22%, dated:
7/7/09 due 8/6/09 (Collateralized by U.S. Treasury Obligations valued at $148,339,726, 4.75% - 8.88%, 2/15/19 - 5/15/37)	145,027	145,000
7/16/09 due 9/14/09 (Collateralized by U.S. Treasury Obligations valued at $122,560,488, 4.38% - 10.63%, 8/15/15 - 2/15/38)	120,044	120,000
TOTAL REPURCHASE AGREEMENTS		2,717,078
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,862,342)		4,862,342
NET OTHER ASSETS - 0.2%		10,173
NET ASSETS - 100%		$ 4,872,515
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in Thousands)
$51,508,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 24,981
Banc of America Securities LLC	9,195
Barclays Capital, Inc.	13,287
Deutsche Bank Securities, Inc.	4,045
$ 51,508
$2,206,570,000 due 8/03/09 at 0.20%
BNP Paribas Securities Corp.	$ 627,203
Bank of America, NA	358,401
Barclays Capital, Inc.	358,401
HSBC Securities (USA), Inc.	48,015
J.P. Morgan Securities, Inc.	814,550
$ 2,206,570
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,862,342,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009